South Asia Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS


Common Stocks -- 89.1%

                                           Shares            Value
--------------------------------------------------------------------------

Bangladesh -- 0.9%

Housing -- 0.2%
--------------------------------------------------------------------------
Eastern Housing Ltd.                       50,180            $   147,680
Domestic player in the property market.
--------------------------------------------------------------------------
                                                             $   147,680
--------------------------------------------------------------------------

Textiles -- 0.7%
--------------------------------------------------------------------------
Apex Spinning & Knitting Mills             48,000            $   152,977
Garment manufacturer.

Apex Tannery Ltd.                          23,000                209,571
Footwear manufacturer.

Monno Fabrics Ltd.                         95,000                217,612
Garment manufacturer.
--------------------------------------------------------------------------
                                                             $   580,160
--------------------------------------------------------------------------

Total Bangladesh
    (identified cost $1,172,048)                             $   727,840
--------------------------------------------------------------------------

India -- 74.9%
--------------------------------------------------------------------------

Agricultural Services -- 0.0%
--------------------------------------------------------------------------
S & S Industries and Enterprise                60            $        10
Diversified company with interests in
environmental engineering, edible oils
and aquaculture.
--------------------------------------------------------------------------
                                                             $        10
--------------------------------------------------------------------------

Auto and Parts -- 1.1%
--------------------------------------------------------------------------
IFB Industries Ltd./(1)/                       50            $        25
Manufacturer of high precision
engineering tools and domestic
appliances.

Motor Industries                            7,150                902,870
A subsidiary of Robert Bosh of
Germany with a presence in the
auto components industry, such
as spark plugs & fuel injection
pumps.

T.V.S. Suzuki                                 100                  1,131
The second largest two wheeler
manufacturer with lines of
production in motorcycles,
mopeds & small scooters.
--------------------------------------------------------------------------
                                                             $   904,026
--------------------------------------------------------------------------

Banks and Money Services -- 4.4%
--------------------------------------------------------------------------
Industrial Credit and Investment          500,550            $   976,839
Corp./(1)/
One of India's largest development
finance institutions with assets
over $7.39 billion, involved in
project financing & investment
banking.

Industrial Credit and Investment           50,000                650,000
Corp. GDR
One of India's largest development
finance institutions with assets
over $7.39 billion, involved in
project financing & investment
banking.

Karur Vysya Bank                          174,900                674,168
Private sector bank involved in
retail banking.

Kotak Mahindra Finance Ltd/(1)/           397,000                268,380
Bill discounting & consumer
financing.

Oriental Bank of Commerce/(1)/              9,000                 14,636
Public sector retail bank.

State Bank of India/(1)/                  182,770              1,132,988
The largest public sector
commercial bank in India, with
over 8000 branches.  Engaged
in retail banking & a whole
range of non-fund based
activities.
--------------------------------------------------------------------------
                                                             $ 3,717,011
--------------------------------------------------------------------------

Beverages -- 0.0%
--------------------------------------------------------------------------
Tata Tea Ltd./(1)/                            750            $     8,064
Integrated tea company with substantial
presence in plantation as well as direct
marketing of branded tea.
--------------------------------------------------------------------------
                                                             $     8,064
--------------------------------------------------------------------------

Building Materials -- 0.1%
--------------------------------------------------------------------------
Asian Paints (India) Ltd./(1)/                150            $     1,152
The market leader in decorative paints with a well spread production base & large networked distribution system.

Associated Cement Cos. Ltd./(1)/              852                 30,141
India's largest & one of the
world's largest cement
manufacturing companies; total
capacity of 9.96 million tonnes.

Murudeshwar Ceramics Ltd./(1)/            131,040                 35,100
Manufacturer of glazed ceramic
wall and floor tiles.
--------------------------------------------------------------------------
                                                             $    66,393
--------------------------------------------------------------------------

Chemicals -- 7.6%
--------------------------------------------------------------------------
Castrol India/(1)/                        179,400            $ 3,409,515
Largest private manufacturer of
lubricants.

                       See notes to financial statements

South Asia Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D


                                       Shares                Value
---------------------------------------------------------------------------

Chemicals (continued)
---------------------------------------------------------------------------
Hoechst Schering Agrevo Ltd.               85,700            $ 1,355,459
Is a major company in the
agrochemical & pesticides
business.

Indian Petrochemicals Corp./(1)/            2,170                  3,917
A fully integrated public sector
company in the petrochemical
industry with major products being
polymers & chemical intermediates.

Reliance Industries Ltd./(1)/             386,000              1,629,668
Integrated petrochemical company
with world size capacities and major
presence in polyesters and polymers.

Tata Chemicals                              1,449                  5,508
A diversified company with a major
presence in soda ash, caustic soda
& fertilizers.

Zuari Agrochemicals/(1)/                    2,500                  6,330
A diversified producer of
fertilizers & cement.
---------------------------------------------------------------------------
                                                             $ 6,410,397
---------------------------------------------------------------------------

Computer Software -- 5.4%
---------------------------------------------------------------------------
Infosys Technologies Ltd.                 143,700            $ 4,519,035
One of India's leading companies in
the computer software sector. Provides
specialized software for banking &
retail distribution sector - major
clients include Reebok, Levi Straus etc.
---------------------------------------------------------------------------
                                                             $ 4,519,035
---------------------------------------------------------------------------

Conglomerates -- 3.8%
---------------------------------------------------------------------------
Indian Rayon & Industries Ltd./(1)/         2,555            $    12,074
Diversified company with interests in
cement, textiles, rayon and carbon black.

Larsen & Toubro Ltd./(1)/                   1,601                  8,281
India's largest company in engineering
& construction sector.

Ramco Industries Ltd.                      67,350              1,889,923

Ramco Industries Ltd./(1)/                 11,000                308,673
Diversified company with interests in
building materials, textiles and
computer software.

Thermax Ltd./(1)/                         211,100                937,026
Has three major divisions -
Energy, Environment & Chemicals,
manufacturing industrial boilers,
process heat equipment, chillers &
pollution control equipment.

Triveni Engineering/(1)/                       33                     36
Manufacturer of sugar. It also
manufactures sugar machinery & turbines.
---------------------------------------------------------------------------
                                                             $ 3,156,013
---------------------------------------------------------------------------

Construction -- 0.0%
---------------------------------------------------------------------------
Nagarjuna Construction                     23,700            $     9,976
Engaged in Civil & Construction
activities in the infrastructure &
housing sector.

Nagarjuna Construction, ICD                62,500                 26,308
Engaged in Civil & Construction
activities in the infrastructure
& housing sector.
---------------------------------------------------------------------------
                                                             $    36,284
---------------------------------------------------------------------------

Consumer Products -- 10.1%
---------------------------------------------------------------------------
ITC Ltd.                                  379,000            $ 5,979,885
Manufacturer of cigarettes/tobacco
with market leadership in all
cigarette segments.

Marico Industries Ltd.                    212,300              1,397,281
A consumer product company, with
presence in coconut/edible oil
and hair care oil.

Reckitt and Colman of India Ltd.          111,000              1,101,505
Manufacturer of household products
like mosquito repellant, surface
cleaning agents and antiseptic lotions.
---------------------------------------------------------------------------
                                                             $ 8,478,671
---------------------------------------------------------------------------

Drugs -- 4.0%
---------------------------------------------------------------------------
Ranbaxy Laboratories Ltd.                 115,929            $ 2,082,722
Presence in anti-bacterial and
antibiotics segements, and a major
exporter of bulk drugs and formulations.

Ranbaxy Laboratories Ltd., GDR             50,000              1,290,000
Presence in anti-bacterial and
antibiotics segernents, and a major
exporter of bulk drugs and formulations.
---------------------------------------------------------------------------
                                                             $ 3,372,722
---------------------------------------------------------------------------

Electric Utilities -- 2.6%
---------------------------------------------------------------------------
BSES Ltd./(1)/                            501,600            $ 2,188,102
A monopoly distributor of power in
suburbs of Bombay.
---------------------------------------------------------------------------
                                                             $ 2,188,102
---------------------------------------------------------------------------

Electrical Equipment -- 1.3%
---------------------------------------------------------------------------
Asea Brown Boveri (India) Ltd./(1)/        90,000            $ 1,079,082
Indian subsidiary of Swedish-Swiss
multinational ABB & one of the largest
manufacturers of electrical power
equipment.
---------------------------------------------------------------------------
                                                             $ 1,079,082
---------------------------------------------------------------------------

                       See notes to financial statements

South Asia Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D


                                       Shares                Value
---------------------------------------------------------------------------

Household Products -- 11.8%
---------------------------------------------------------------------------
Enkay Texofood Industries Ltd./(1)/           786            $       411
Has business interests in the
manufacturing of synthetic yarns &
the export of processed foods.

Hindustan Lever Ltd./(1)/                 280,350              9,894,497
A diversified multinational of
the Unilever group and a market
leader in soap & detergents,
personal care & food processing
industries.
---------------------------------------------------------------------------
                                                             $ 9,894,908
---------------------------------------------------------------------------

Industrial Equipment -- 1.9%
---------------------------------------------------------------------------
Punjab Tractors Ltd.                       91,400            $ 1,587,259
The only fully indigenously designed
tractor manufacturer in the country.
---------------------------------------------------------------------------
                                                             $ 1,587,259
---------------------------------------------------------------------------

Lodging and Gaming -- 0.0%
---------------------------------------------------------------------------
Hotel Leela Venture (wts)/(2)(1)/             154            $        86
Operates business hotels & a
beach resort in Bombay & Goa,
respectively.

Hotel Leela Venture Ltd./(1)/                 750                  1,220
Operates business hotels & a
beach resort in Bombay & Goa,
respectively.
---------------------------------------------------------------------------
                                                             $     1,306
---------------------------------------------------------------------------

Machinery -- 1.2%
---------------------------------------------------------------------------
Ingersoll Rand of India                    61,400            $   604,602
Manufacturer of compressors,
process pumps and mining
equipment.

Otis Elevator Co. (India) Ltd./(1)/        41,100                377,449
Manufacturer of elevators/escalators
with dominant market share.
---------------------------------------------------------------------------
                                                             $   982,051
---------------------------------------------------------------------------

Medical Products -- 5.9%
---------------------------------------------------------------------------
Cipla Ltd./(1)/                            47,500            $   766,422
Market leader in anti-bacterial,
anti-asthmatic, and anti-cancer
products entering into segments of
cardiovascular, and dermatology.

Glaxo (India) Ltd./(1)/                       688                  7,161
The number one pharmaceutical
company in India; manufacturing
interest in the therapeutic
segments of anti-asthmatic,
anti-ulcerant, dermatology &
multi vitamin formulations.

Hoechst Marion Roussel Ltd./(1)/          492,050              4,230,124
The fourth largest company in the
Indian Pharmaceutical Industry with
major presence in therapeutical
segments of analgesic, antihistemic,
cardiovascular drugs. Also manufactures
animal health care formulations.
---------------------------------------------------------------------------
                                                             $ 5,003,707
---------------------------------------------------------------------------






Metals - Industrial -- 1.2%
---------------------------------------------------------------------------
Bellary Steels & Alloys/(1)/                  400            $        87
An integrated private sector
steel company with capacity slated to
increase from 0.5 to 2 million tons.

Essar Steel Ltd./(1)/                         100                     43
Manufacturer of sponge iron &
hot rolled coils.

Hindalco Industries Ltd. GDR               50,000              1,000,000
India's second largest
integrated aluminum producer.

Tata Iron & Steel Co. Ltd./(1)/               253                    866
The largest private sector
integrated steel manufacturer
in the country, with a total
capacity of 2.7 million tons.
---------------------------------------------------------------------------
                                                             $ 1,000,996
---------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 3.8%
---------------------------------------------------------------------------
Hindustan Petroleum Corp./(1)/            260,900            $ 3,224,644
Petroleum company with the second
largest 10.25 MMT refining capacity
in the country with strong marketing
network.
---------------------------------------------------------------------------
                                                             $ 3,224,644
---------------------------------------------------------------------------

Paper and Forest Products -- 0.0%
---------------------------------------------------------------------------
Tamil Nadu Newsprint and Paper/(1)/           300            $       176
The world's largest begasse based paper
manufacturer in the public sector.
---------------------------------------------------------------------------
                                                             $       176
---------------------------------------------------------------------------

Specialty Chemicals and Materials -- 0.1%
---------------------------------------------------------------------------
Flex Industries/(1)/                          400            $       194
Leading integrated company in
the packaging industry.

                       See notes to financial statements

South Asia Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D


                                           Shares               Value
---------------------------------------------------------------------------

Specialty Chemicals and Materials (continued)
---------------------------------------------------------------------------
Flex Industries (wts)/(2)/                  4,274            $       987
Leading integrated company in
the packaging industry.

Paper Products Ltd. Primary Mkt.           62,500                111,607
Operates in the flexible
packaging industry catering to
multinational companies.

Rubber Products                           132,000                 11,112
Manufacturer of various
industrial rubber goods such as
hose pipes & sheets.

Thiru Arooran Sugars/(1)/                     500                    791
A manufacturer of sugar &
industrial alcohol. Has also
made foray into cogeneration of
power through bagasse.
---------------------------------------------------------------------------
                                                             $   124,691
---------------------------------------------------------------------------

Telecommunications -- 4.0%
---------------------------------------------------------------------------
Himachal Futuristic                           460            $       200
Communications/(1)/
Telecommunications equipment
producer.

Mahanger Telephone Nigam Ltd./(1)/        516,500              3,399,413
Government owned monopoly
provider of fixed wire
telephone services in India's
major cities of Bombay & Delhi.

Usha Beltron Ltd. GDR                         290                    160
A medium-sized manufacturer of
Jelly Filled Telecom Cables.
---------------------------------------------------------------------------
                                                             $ 3,399,773
---------------------------------------------------------------------------

Telephone Utilities -- 2.3%
---------------------------------------------------------------------------
Videsh Sanchar Nigam Ltd., GDR            140,000            $ 1,963,500
India's monopoly International
Telephone
service provider.
---------------------------------------------------------------------------
                                                             $ 1,963,500
---------------------------------------------------------------------------

Transportation -- 2.3%
---------------------------------------------------------------------------
Great Eastern Shipping/(1)/             1,621,700            $ 1,903,015
Diversified company with interests
in shipping and property development.
---------------------------------------------------------------------------
                                                             $ 1,903,015
---------------------------------------------------------------------------

Total India
    (identified cost $62,532,182)                            $63,021,836
---------------------------------------------------------------------------



Pakistan -- 8.1%

Chemicals -- 0.5%
---------------------------------------------------------------------------
Engro Chemical Pakistan Ltd.              162,750            $   422,168
Second largest fertilizer producer
in Pakistan.
---------------------------------------------------------------------------
                                                             $   422,168
---------------------------------------------------------------------------

Electric Utilities -- 0.1%
---------------------------------------------------------------------------
Karachi Electric Supply Co.               203,550            $   110,087
Electric distributor for
Karachi.
---------------------------------------------------------------------------
                                                             $   110,087
---------------------------------------------------------------------------

Household Products -- 4.4%
---------------------------------------------------------------------------
Lever Brothers Pakistan Ltd.              120,000            $ 3,722,220
Leading manufacturer and retailer
of consumer products.
---------------------------------------------------------------------------
                                                             $ 3,722,220
---------------------------------------------------------------------------

Insurance -- 0.9%
---------------------------------------------------------------------------
Adamjee Insurance Co.                     364,038            $   715,981
Leading supplier of general insurance
in Pakistan.
---------------------------------------------------------------------------
                                                             $   715,981
---------------------------------------------------------------------------

Medical Products -- 0.1%
---------------------------------------------------------------------------
Searle Pakistan                           181,789            $   107,406
MNC player in the pharmaceutical
industry.
---------------------------------------------------------------------------
                                                             $   107,406
---------------------------------------------------------------------------

Oil and  Gas - Equipment and Services -- 2.0%
---------------------------------------------------------------------------
Pakistan State Oil Co. Ltd.               193,743            $ 1,648,794
Principal distributor of fuel, oil
and petroleum.
---------------------------------------------------------------------------
                                                             $ 1,648,794
---------------------------------------------------------------------------

Textiles -- 0.1%
---------------------------------------------------------------------------
Nishat Chunian Ltd.                       305,840            $    79,925
Manufacturer of textile
materials.
---------------------------------------------------------------------------
                                                             $    79,925
---------------------------------------------------------------------------

Total Pakistan
    (identified cost $5,715,304)                             $ 6,806,581
---------------------------------------------------------------------------

                       See notes to financial statements

South Asia Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

Sri Lanka -- 5.2%

                                       Shares                Value
---------------------------------------------------------------------------

Auto and Parts -- 0.0%
---------------------------------------------------------------------------
Kelani Tyres                                  480            $       111
A manufacturer of automotive tires.
---------------------------------------------------------------------------
                                                             $       111
---------------------------------------------------------------------------

Banks and Money Services -- 1.8%
---------------------------------------------------------------------------
Development Finance Corp.                 126,833            $   484,738
One of Sri Lanka's largest Development
Financial Institution involved in project financing & investment banking.

National Development Bank                 228,900                851,656
A premier Development Financial
Institution involved in project
financing, merchant banking &
commercial leasing.

Sampath Bank                              136,000                136,551
One of the four largest
commercial banks in
Sri Lanka.
---------------------------------------------------------------------------
                                                             $ 1,472,945
---------------------------------------------------------------------------

Building Materials -- 0.1%
---------------------------------------------------------------------------
Royal Ceramic Lanka Ltd.                  344,900            $   121,483
Manufacturer of heavy duty ceramic
floor tile.
---------------------------------------------------------------------------
                                                             $   121,483
---------------------------------------------------------------------------

Conglomerates -- 3.3%
---------------------------------------------------------------------------
Hayleys Ltd.                                    1            $         3
Has interest in diversified business
of shipping, agriculture, textiles &
hotels.

John Keells Holdings                      252,408              1,373,427
A diversified conglomerate
operating in tourism, food &
beverages, property development
sectors.

John Keells Holdings GDR                  135,836              1,426,275
A diversified conglomerate
operating in tourism, food &
beverages, property development
sectors.
---------------------------------------------------------------------------
                                                             $ 2,799,705
---------------------------------------------------------------------------

Total Sri Lanka
    (identified cost $4,271,140)                             $ 4,394,244
---------------------------------------------------------------------------

Total Common Stocks
    (identified cost $73,690,674)                            $74,950,501
---------------------------------------------------------------------------


Bonds -- 0.0%

                                       Principal
                                       Amount
                                       (000 omitted)         Value
---------------------------------------------------------------------------
Flex Industries, 13.50%, 12/31/99/(2)/ $      812            $    20,716

Hotel Leela Venture Ltd. NCD,
14.00%, 4/8/03                                 15                    364
---------------------------------------------------------------------------

Total Bonds
    (identified cost $26,599)                                $    21,080
---------------------------------------------------------------------------

Total Investments -- 89.1%
    (identified cost $73,717,273)                            $74,971,581
---------------------------------------------------------------------------

Other Assets, Less Liabilities -- 10.9%                      $ 9,203,168
---------------------------------------------------------------------------


Net Assets -- 100%                                           $84,174,749
---------------------------------------------------------------------------

GDR -- Global Depositary Receipt
(1) The above securities held by the Portfolio on December 31, 1997 are unrestricted securities valued at market prices. Because of the length of the registration process, the Portfolio would temporarily be unable to sell certain of these securities, or a portion thereof. At December 31, 1997, the aggregate value of such securities amounted to $6,714,808 representing 8.0% of the Portfolio's net assets (Note 5).
(2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       See notes to financial statements

South Asia Portfolio as of December 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

Top Ten Holdings (Unaudited)

                                                               Percentage
Company                         Industry Sector             of Net Assets           Value
----------------------------------------------------------------------------------------------
Hindustan Lever Ltd.            Household Products                   11.8%          $9,894,497
ITC Ltd.                        Consumer Products                     7.1            5,979,885
Infosys Technologies Ltd.       Computer Software                     5.4            4,519,035
Hoechst Marion Roussel Ltd.     Medical Products                      5.0            4,230,124
Lever Brothers Pakistan Ltd.    Household Products                    4.4            3,722,220
Castrol India                   Chemicals                             4.1            3,409,515
Mahanger Telephone Nigam Ltd.   Telecommunications                    4.0            3,399,413
Ranbaxy Laboratories Ltd.       Drugs                                 4.0            3,372,722
Hindustan Petroleum Corp.       Oil and Gas -                         3.8            3,224,644
                                   Exploration and
                                   Production
BSES Ltd.                       Electric Utilities                    2.6            2,188,102


Industry concentration -- Below are the top ten industry sectors represented in the Portfolio of Investments (Unaudited)

                                                Percentage
Industry Sector                              of Net Assets      Value
--------------------------------------------------------------------------
Household Products                                    16.2%     $13,617,128
Consumer Products                                     10.1        8,478,671
Chemicals                                              8.1        6,832,565
Conglomerates                                          7.1        5,955,718
Banks and Money Services                               6.2        5,189,956
Medical Products                                       6.1        5,111,113
Computer Software                                      5.4        4,519,035
Telecommunications                                     4.0        3,399,773
Drugs                                                  4.0        3,372,722
Oil and Gas - Exploration and Production               3.8        3,224,644



                       See notes to financial statements

South Asia Portfolio as of December 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of December 31, 1997

Assets
---------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $73,717,273)                           $74,971,581
Cash                                                           1,771,845
Foreign currency, at value
    (identified cost, $5,702,131)                              5,684,703
Receivable for investments sold                                1,821,120
Dividends and interest receivable                                132,580
Miscellaneous receivable                                           5,837
Tax reclaim receivable                                             2,593
Deferred organization expenses (Note 1C)                          22,848
---------------------------------------------------------------------------
Total assets                                                 $84,413,107
---------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------
Payable for investments purchased                            $     1,002
Payable to affiliate for Trustees' fees (Note 2)                   1,313
Accrued expenses and other liabilities                           236,043
---------------------------------------------------------------------------
Total liabilities                                            $   238,358
---------------------------------------------------------------------------
Net Assets applicable to investors' interest
    in Portfolio                                             $84,174,749
---------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------
Net proceeds from capital contributions
    and withdrawals                                          $82,934,460
Net unrealized appreciation of investments (computed
    on the basis of identified cost)                           1,240,289
---------------------------------------------------------------------------
Total                                                        $84,174,749
---------------------------------------------------------------------------


Statement of Operations

For the Year Ended
December 31, 1997

Investment Income
---------------------------------------------------------------------------
Dividends (net of foreign taxes, $119,878)                   $ 1,474,817
Interest income                                                   27,364
---------------------------------------------------------------------------
Total income                                                 $ 1,502,181
---------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------
Investment adviser fee (Note 2)                              $   817,285
Administration fee (Note 2)                                      272,397
Compensation of Trustees not members of the
    Investment Adviser's or Administrator's
    organization (Note 2)                                         10,237
Custodian fee (Note 1G)                                          515,499
Interest expense                                                  68,876
Legal and accounting services                                     45,177
Amortization of organization expenses (Note 1C)                   17,403
Miscellaneous                                                     11,736
---------------------------------------------------------------------------
Total expenses                                               $ 1,758,610
---------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee (Note 1G)                     $    33,483
---------------------------------------------------------------------------
Total expense reductions                                     $    33,483
---------------------------------------------------------------------------

Net expenses                                                 $ 1,725,127
---------------------------------------------------------------------------

Net investment loss                                          $  (222,946)
---------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
---------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)          $(5,543,391)
    Foreign currency                                            (516,493)
---------------------------------------------------------------------------
Net realized loss on investment transactions                 $(6,059,884)
---------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                      $15,212,968
    Foreign currency                                              (4,298)
---------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                           $15,208,670
---------------------------------------------------------------------------

Net realized and unrealized gain on investments              $ 9,148,786
---------------------------------------------------------------------------

Net increase in net assets from operations                   $ 8,925,840
---------------------------------------------------------------------------


                       See notes to financial statements

South Asia Portfolio as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)              Year Ended             Year Ended
in Net Assets                    December 31, 1997      December 31, 1996
---------------------------------------------------------------------------
From operations --
    Net investment loss               $   (222,946)         $    (118,410)
    Net realized loss on investments    (6,059,884)            (7,682,907)
    Net change in unrealized
        appreciation (depreciation)
        of investments                  15,208,670               (345,229)
---------------------------------------------------------------------------
Net increase (decrease) in net
    assets from operations            $  8,925,840          $  (8,146,546)
---------------------------------------------------------------------------
Capital transactions --
    Contributions                     $ 42,091,228          $ 130,235,008
    Withdrawals                        (70,765,712)           (55,600,406)
---------------------------------------------------------------------------
Net increase (decrease) in net
    assets from capital transactions  $(28,674,484)         $  74,634,602
---------------------------------------------------------------------------
Net increase (decrease) in net
    assets                            $(19,748,644)         $  66,488,056
---------------------------------------------------------------------------


Net Assets
---------------------------------------------------------------------------
At beginning of year                  $103,923,393          $  37,435,337
---------------------------------------------------------------------------
At end of year                        $ 84,174,749          $ 103,923,393
---------------------------------------------------------------------------


Statement of Cash Flows

                                                       Year Ended
Increase (Decrease) in Cash                            December 31, 1997
---------------------------------------------------------------------------
Cash Flows From (For) Operating Activities --
    Purchase of investments                                 $(50,579,418)
    Proceeds from sale of investments                         85,108,962
    Dividends, interest and tax reclaims received              1,682,782
    Operating expenses paid                                   (1,550,899)
    Foreign currency transactions                             (4,107,250)
---------------------------------------------------------------------------
Net cash from operating activities                          $ 30,554,177
---------------------------------------------------------------------------
Cash Flows From (For) Financing Activities --
    Proceeds from capital contributions                     $ 42,091,228
    Payments for capital withdrawals                         (70,765,712)
    Demand notes payable                                        (108,000)
---------------------------------------------------------------------------
Net cash used for financing activities                      $(28,782,484)
---------------------------------------------------------------------------


Net increase in cash                                        $  1,771,693
---------------------------------------------------------------------------


Cash at Beginning of Year                                   $        152
---------------------------------------------------------------------------


Cash at End of Year                                         $  1,771,845
---------------------------------------------------------------------------


Reconciliation of Net Increase in Net Assets From
Operations to Net Cash From Operating Activities
---------------------------------------------------------------------------
Net increase in net assets from operations                  $  8,925,840
Increase in receivable for investments sold                     (122,710)
Increase in foreign currency                                  (3,586,459)
Decrease in dividends and interest receivable                    180,601
Decrease in deferred organizational expense                       17,403
Decrease in payable for investments purchased                 (1,445,046)
Increase in payable to affiliate                                     131
Increase in accrued expenses and other liabilities               156,694
Net decrease in investments                                   26,427,723
---------------------------------------------------------------------------
Net cash from operating activities                          $ 30,554,177
---------------------------------------------------------------------------

                       See notes to financial statements

South Asia Portfolio as of December 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                          Year Ended December 31,
-----------------------------------------------------------------------------------------------------------------
                                                        1997            1996            1995           1994*
-----------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-----------------------------------------------------------------------------------------------------------------
Expenses/(1)/                                              1.61%          1.51%           1.76%         1.16%+
Expenses after custodian fee reduction/(1)/                1.58%          1.28%           1.35%           --
Net investment income (loss)                              (0.20)%        (0.11)%         (0.18)%        0.01%+
Portfolio Turnover                                           48%            46%             38%            1%
-----------------------------------------------------------------------------------------------------------------
Average commission rate/(2)/                           $ 0.0570        $0.0496          $   --         $  --
-----------------------------------------------------------------------------------------------------------------

+     Annualized.

* For the period from the start of business, May 2, 1994, to December 31, 1994.

/(1)/ The expense ratios for the year ended December 31, 1995 and thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the period ended December 31, 1994 has not been adjusted to reflect this change.

/(2)/ Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions were charged.


                       See notes to financial statements

South Asia Portfolio as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS


1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   South Asia Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Federal Taxes -- The Portfolio is treated as a partnership for U.S. Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements, (under the U.S. Internal Revenue
   Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on a straight-line basis over five years.

   D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

   E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

   F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

South Asia Portfolio as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


   G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

   H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   I Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the statement of operations.


2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1997, the annualized adviser fee was 0.75% of average daily net assets and amounted to $817,285. In addition, an administration fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1997, the administration fee was 0.25% of average net assets and amounted to $272,397. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are officers or trustees of the above organizations.


3  Investment Transactions
   -----------------------------------------------------------------------------
   For the year ended December 31, 1997, purchases and sales of investments, other than short-term obligations, aggregated $49,138,999 and $86,170,002 respectively.


4  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1997, as computed on a federal income tax basis, are as follows:


   Aggregate cost                                                  $ 73,717,273
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $ 12,476,390

   Gross unrealized depreciation                                    (11,222,082)
   -----------------------------------------------------------------------------

   Net unrealized appreciation                                     $  1,254,308
   -----------------------------------------------------------------------------


5  Risks Associated with Foreign Investments
   -----------------------------------------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of

South Asia Portfolio as of December 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


   possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

   Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.


6  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1997.

South Asia Portfolio as of December 31, 1997

INDEPENDENT AUDITORS' REPORT


To the Trustees and Investors
of South Asia Portfolio:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of South Asia Portfolio as of December 31, 1997, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the years ended December 31, 1997 and 1996 and the supplementary data for the three years ended December 31, 1997, and the period from the start of business, May 2, 1994, to December 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based upon our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of South Asia Portfolio at December 31, 1997, and the results of its operations, its cash flows, the changes in its net assets and its supplementary data for the respective stated periods, in conformity with generally accepted accounting principles.

                                  DELOITTE & TOUCHE LLP
                                  Boston, Massachusetts
                                  February 6, 1998

South Asia Portfolio as of December 31, 1997


South Asia Portfolio


Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Scobie Dickinson Ward
Vice President, Assistant
Secretary and
Assistant Treasurer

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary


Trustees

Hon. Edward K.Y. Chen
Professor and Director, Center for Asian Studies, University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation